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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Kohlberg Kravis Roberts & Co. L.P.
                 ----------------------------------
   Address:      9 West 57th Street, Suite 4200
                 ----------------------------------
                 New York, NY  10019
                 ----------------------------------

Form 13F File Number: 28-12880
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    David Sorkin
         -------------------------------
Title:   General Counsel
         -------------------------------
Phone:   (212) 750-8300
         -------------------------------

Signature, Place, and Date of Signing:

         /s/ David Sorkin                New York, NY     February 14, 2011
   -------------------------------    -----------------   -----------------
           [Signature]                  [City, State]           [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      1
                                        --------------------

Form 13F Information Table Entry Total: 61
                                        --------------------

Form 13F Information Table Value Total: $7,764,320
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.       Form 13F File Number         Name

    1         28-13533                     KKR Investment Management LLC
    ------       -----------------         ---------------------------------

Explanatory Notes:

Unless otherwise indicated, the positions reported herein are held by entities affiliated with Kohlberg Kravis Roberts & Co. L.P. ("KKR") that make minority investments in public securities and are not held by KKR's traditional private equity funds.

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                           FORM 13F INFORMATION TABLE
                       KOHLBERG KRAVIS ROBERTS & CO. L.P.
                      FOR QUARTER ENDED DECEMBER 31, 2010

Name of Issuer          Title of Class    CUSIP   Value (x  Shrs or prn amt SH/ Put/Call  Investment   Other     Voting Authority
--------------          --------------    -----   --------  --------------- --- --------  ----------   -----     ----------------
                                                   $1000)                   PRN           Discretion  Managers Sole   Shared    None
                                                   ------                   ---           ----------  -------- ----   ------    ----
ALLIANT TECHSYSTEMS
INC                    COM              018804104 3,811     51,200          SH  PUT      SHARED-OTHER   1           51,200
AMGEN INC              NOTE 0.125% 2/0  031162AN0 21,941    21,963,000      PRN          SHARED-OTHER   1           21,963,000
AMGEN INC              NOTE 3/0         031162AL4 3,825     4,936,000       PRN          SHARED-OTHER   1           4,936,000
AMGEN INC              COM              031162100 2,745     50,000          SH  PUT      SHARED-OTHER   1           50,000
AVAGO TECHNOLOGIES
LTD(a)                 SHS              Y0486S104 1,449,072 50,801,214 (d)  SH           SHARED-OTHER               51,001,214
BOSTON PPTYS LTD
PARTNERSHIP            NOTE 2.875% 2/1  10112RAK0 2,923     2,913,000       PRN          SHARED-OTHER   1           2,913,000
BUNGE LIMITED          COM              G16962105 2,654     40,500          SH  CALL     SHARED-OTHER   1           40,500
CAPITAL ONE FINL CORP  *W EXP 11/14/201 14040H139 4,060     95,400          SH           SHARED-OTHER   1           95,400
CEPHALON INC           NOTE 2.000% 6/0  156708AP4 2,834     2,000,000       PRN          SHARED-OTHER   1           2,000,000
DOLLAR GEN CORP NEW(a) COM              256677105 3,867,941 126,114,789(e)  SH           SHARED-OTHER               126,114,789
EXPRESS INC            COM              30219E103 26,851    1,428,257       SH           SHARED-OTHER               1,428,257
GENCO SHIPPING &
TRADING LTD            NOTE 5.000% 8/1  36869MAA3 1,036     1,000,000       PRN          SHARED-OTHER   1           1,000,000
GREAT PLAINS ENERGY
INC                    UNIT 06/15/2042  391164803 6,400     100,000         SH           SHARED-OTHER   1           100,000
HARTFORD FINL SVCS
GROUP INC              *W EXP 06/26/201 416515120 2,119     80,000          SH           SHARED-OTHER   1           80,000

HERTZ GLOBAL HOLDINGS
INC                    NOTE 5.250% 6/0  42805TAA3 7,713     4,000,000       SH           SHARED-OTHER   1           4,000,000
HOLOGIC INC            COM              436440101 5,966     317,000         SH  PUT      SHARED-OTHER   1           317,000
INTEL CORP             COM              458140100 744       35,400          SH           SHARED-OTHER   1           35,400
INVACARE CORP          SDCV 4.125% 2/0  461203AD3 10,559    7,750,000       PRN          SHARED-OTHER   1           7,750,000
JAZZ PHARMACEUTICALS
INC(a)                 COM              472147107 195,677   9,942,946       SH           SHARED-OTHER               9,942,946
KINROSS GOLD CORP      COM NO PAR       496902404 3,138     165,500         SH  PUT      SHARED-OTHER   1           165,500
KINROSS GOLD CORP      NOTE 1.750% 3/1  496902AD9 12,318    11,944,000      PRN          SHARED-OTHER   1           11,944,000
KKR & CO L P DEL       COM UNITS        48248M102 66,274    4,667,166       SH           SHARED-OTHER   1           4,667,166
L-3 COMMUNICATIONS
CORP                   DEBT 3.000% 8/0  502413AW7 50        50,000          PRN          SHARED-OTHER   1           50,000
L-3 COMMUNICATIONS
HLDGS INC              COM              502424904 543       7,700           SH  CALL     SHARED-OTHER   1           7,700
L-3 COMMUNICATIONS
HLDGS INC              COM              502424104 7,049     100,000         SH  PUT      SHARED-OTHER   1           100,000
MEDTRONIC INC          DBCV 1.250% 9/1  585055AD8 259       259,000         PRN          SHARED-OTHER   1           259,000
MEDTRONIC INC          NOTE 1.500% 4/1  585055AL0 25,953    25,888,000      PRN          SHARED-OTHER   1           25,888,000
NATIONAL CITY CORP     NOTE 4.000% 2/0  635405AW3 19,795    19,797,000      PRN          SHARED-OTHER   1           19,797,000
NETAPP INC             NOTE 1.750% 6/0  64110DAB0 35,526    20,000,000      PRN          SHARED-OTHER   1           20,000,000
NEWMONT MINING CORP    NOTE 1.625% 7/1  651639AJ5 7,975     5,500,000       PRN          SHARED-OTHER   1           5,500,000
NEXTERA ENERGY INC     COM              65339F101 540       37,400          SH  PUT      SHARED-OTHER   1           37,400
NXP SEMICONDUCTORS
N V(a)                 COM              N6596X109 1,007,147 48,119,770      SH           SHARED-OTHER               48,119,770

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
OMNICARE INC           NOTE 3.750%12/1  681904AN8 3,321     3,000,000       PRN          SHARED-OTHER   1           3,000,000
OWENS ILL INC          COM NEW          690768403 1,263     45,000          SH  PUT      SHARED-OTHER   1           45,000
PNC FINL SVCS GROUP
INC                    *W EXP 12/31/201 693475121 14,530    279,900         SH           SHARED-OTHER   1           279,900
POWERSHARES ACTIVE MNG
ETF T                  LOW DURAT PORT   73935B409 432       17,049          SH           SHARED-OTHER   1           17,049
PRIMEDIA INC(a)        COM NEW          74157K846 109,253   26,012,715      SH           SHARED-OTHER               26,012,715
PROSHARES TR           SHRT 20+YR TRE   74347X849 974       22,000          SH           SHARED-OTHER   1           22,000
ROCKWOOD HLDGS INC(a)  COM              774415103 621,919   15,897,730      SH           SHARED-OTHER               15,897,730
RTI INTL METALS INC    NOTE 3.000% 12/0 74973WAA5 1,041     1,000,000       PRN          SHARED-OTHER   1           1,000,000
SANDISK CORP           COM              80004C101 1,212     24,300          SH  PUT      SHARED-OTHER   1           24,300
SANDISK CORP           NOTE 1.500% 8/1  80004CAD3 11,689    10,500,000      PRN          SHARED-OTHER   1           10,500,000
SBA COMMUNICATIONS
CORP                   NOTE 4.000%10/0  78388JAM8 2,965     2,000,000       PRN          SHARED-OTHER   1           2,000,000
SEALY CORP(a)          COM              812139301 136,148   46,625,921      SH           SHARED-OTHER               46,625,921
SILVER STD RES INC     COM              82823L106 5,331     188,900         SH  PUT      SHARED-OTHER   1           188,900
SLM CORP               COM              78442P106 2,896     230,000         SH  CALL     SHARED-OTHER   1           230,000
SLM CORP               COM              78442P106 4,384     348,200         SH  PUT      SHARED-OTHER   1           348,200
SPDR GOLD TRUST        GOLD SHS         78463V107 4,162     30,000          SH  CALL     SHARED-OTHER   1           30,000
SPDR S&P 500 ETF TR    TR UNIT          78462F103 3,923     31,200          SH  PUT      SHARED-OTHER   1           31,200
SYNOVUS FINL CORP      UNIT 99/99/9999  87161C204 3,987     160,000         SH           SHARED-OTHER   1           160,000

TEXAS CAPITAL
BANCSHARES INC         *W EXP 01/16/201 88224Q115 630       29,500          SH           SHARED-OTHER   1           29,500
UNITED STATES STL CORP
NEW                    NOTE 4.000% 5/1  912909AE8 14,648    7,500,000       PRN          SHARED-OTHER   1           7,500,000
US BANCORP DEL         DBCV 9/2         902973AQ9 1,696     1,707,000       PRN          SHARED-OTHER   1           1,707,000
VALE CAP II            VALEP 6.75%12    91912F300 2,422     25,000          SH           SHARED-OTHER   1           25,000
VALE CAP II            GTD CV 6.75%12   91912F201 4,824     50,000          SH           SHARED-OTHER   1           50,000
VALLEY NATL BANCORP    *W EXP 11/14/201 919794131 332       23,200          SH           SHARED-OTHER   1           23,200
VIRGIN MEDIA INC       COM              92769L101 202       7,400           SH  PUT      SHARED-OTHER   1           7,400
VIRGIN MEDIA INC       NOTE 6.500%11/1  92769LAB7 4,839     3,000,000       PRN          SHARED-OTHER   1           3,000,000
VOLCANO CORPORATION    NOTE 2.875% 9/0  928645AA8 588       500,000         PRN          SHARED-OTHER   1           500,000
VORNADO RLTY L P       DBCV 3.625%11/1  929043AE7 173       175,000         PRN          SHARED-OTHER   1           175,000
ZHONE TECHNOLOGIES INC
NEW(a)                 COM NEW          98950P884 4,784     1,791,875       SH           SHARED-OTHER               1,791,875

(a) Position held by one or more entities engaged in KKR's private equity business.

(b) Includes two series of Nextera Energy Inc put options.

(c) Includes three series of Silver Std Res Inc put options.

(d) Represents KKR's pro rata interest in shares held by Bali Investments S.a.r.l., an investment vehicle jointly-owned by a consortium of KKR and other investors. The aggregate number of shares held by the investment vehicle is 95,135,969.

(e) Represents KKR's pro rata interest in shares held by Buck Holdings, L.P., an investment vehicle jointly-owned by a consortium of KKR and other investors. The aggregate number of shares held by the investment vehicle is 241,997,057.